Organization (Details) - Schedule of financial information of HHE classified as discontinued operations - Other entities [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	$ 1,117	$ 1,597
Inventories, net	973	430
Prepaid expenses and other current assets, net	31	193
Current assets held for sale	2,121	2,220
Property and equipment, net	45	9
Intangible assets, net	3,949	4,399
Goodwill	12,208	12,208
Contract assets		1,485
Non-current assets held for sale	16,202	18,101
Total assets of HHE classified as held for sale	18,323	20,321
Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	1,755	754
Accrued expenses and other payables	218	287
Contract liabilities - current	6,567	1,095
Amount due to related parties		20
Short-term borrowings	851	914
Current liabilities held for sale	9,391	3,070
Long-term borrowings	472	661
Deferred tax liabilities	1,143	1,143
Non-current liabilities held for sale	1,615	1,804
Total liabilities of HHE classified as held for sale	$ 11,006	$ 4,874